STOCKHOLDERS' DEFICIT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of common stock option Purchased	360,000	365,000	670,000
Value of Common stock option Purchased	$ 116,095	$ 204,319	$ 363,443
Method used	Black-Scholes option pricing model	Black-Scholes option pricing model	Black-Scholes option pricing model
Strike price	$ 1.00	$ 1.00
Expected dividends	0.00%	0.00%	0.00%
Volatility rate	63.08%	63.08%	63.08%
Risk free interest rate			1.93%
Expected term (in years)	5 years	5 years	5 years
Options forfeited			110,000
Weighted average remaining contractural life, outstanding	2 years 11 months 1 day	3 years 6 months 18 days	4 years 3 months 7 days
Minimum [Member]
Stock price on date of grant	$ 0.275	$ 1.00	$ 1.00
Strike price		$ 1.00	1.00
Risk free interest rate	1.39%	2.25%
Weighted average remaining contractural life, outstanding	1 year 8 months 1 day
Maximum [Member]
Stock price on date of grant	$ 1.125	$ 1.13	1.25
Strike price		$ 1.25	$ 1.25
Risk free interest rate	2.56%	2.94%
Weighted average remaining contractural life, outstanding	4 years 11 months 1 day